Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
Schedule of Share-Based Payment Expense Related to Stock Options and Restricted Stock Units

The share-based payment expense related to stock options (“Options”) and restricted stock units (“RSU”) for employees, directors, consultants and former employees received was as follows:

	Year ended December 31,
	2024	2023
Equity-settled share-based payment plans	13,949	10,915

Schedule of Outstanding Stock Options

Details of the outstanding stock options are as follows:

	Year ended December 31,
	2024		2023
	Number of Options	Weighted Average Exercise Price ($CAD)	Number of Options	Weighted Average Exercise Price ($CAD)
Outstanding, January 1,	20,939,387	2.41	21,804,233	3.47
Granted	9,010,000	2.96	13,156,250	2.58
Exercised	(2,644,873)	1.50	(3,047,346)	0.85
Cancelled	—	—	(10,633,750)	5.15
Forfeited	(142,500)	2.97	—	—
Expired	(296,250)	5.90	(340,000)	5.47
Outstanding, December 31,	26,865,764	2.64	20,939,387	2.41
Exercisable, December 31,	9,515,764	1.58	11,112,519	2.01

Schedule of Option Grants

The inputs used to value the stock option grants using the Black-Scholes model are as follows:

Grant date	May 22, 2024	August 23, 2024	September 5, 2024	September 30, 2024	December 18, 2024
Dividend yield (%)	—	—	—	—	—
Expected share price volatility (%)	83%	82%	82%	82%	81%
Risk-free interest rate (%)	4.64%	3.73%	3.61%	3.58%	4.35%
Expected life of stock options (years)	3	3	3	3	3
Share price (CAD)	2.55	3.07	2.62	3.03	2.60
Exercise price (CAD)	2.55	3.07	2.62	3.03	2.60
Fair value of options (USD)	0.97	1.16	1.00	1.15	0.92
Vesting period (years)	1.5	1.5	1.5	1.5	1.5
Number of options granted	330,000	400,000	480,000	7,200,000	600,000

Schedule of RSUs

Details of the RSUs are as follows:

	Year ended December 31,
	2024		2023
	Number of RSUs	Weighted Average Grant Price ($CAD)	Number of RSUs	Weighted Average Grant Price ($CAD)
Outstanding, January 1,	624,998	4.05	400,000	3.73
Granted	706,000	3.27	475,000	3.83
Settled	(416,666)	3.64	(250,002)	3.13
Forfeited	(16,666)	5.01	—	—
Outstanding, December 31,	897,666	3.61	624,998	4.05